Investment Portfolioas of June 30, 2023 (Unaudited)
DWS Short Duration Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 58.2%
Communication Services 3.7%
Charter Communications Operating LLC, 4.908%, 7/23/2025	4,000,000	3,922,587
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/2027	1,500,000	1,361,839
CSC Holdings LLC, 144A, 5.5%, 4/15/2027	1,500,000	1,247,983
Discovery Communications LLC, 3.45%, 3/15/2025	2,235,000	2,139,583
Empresa Nacional de Telecomunicaciones SA, 144A, 4.875%, 10/30/2024	666,667	658,000
Expedia Group, Inc.:
3.8%, 2/15/2028	800,000	748,057
4.625%, 8/1/2027	2,849,000	2,760,817
144A, 6.25%, 5/1/2025	3,200,000	3,210,407
Gen Digital, Inc., 144A, 6.75%, 9/30/2027	1,035,000	1,032,086
Kenbourne Invest SA, 144A, 6.875%, 11/26/2024	264,000	229,677
Level 3 Financing, Inc., 144A, 3.4%, 3/1/2027	1,195,000	1,013,958
Meituan, 144A, 2.125%, 10/28/2025 (a)	720,000	657,475
Meta Platforms, Inc., 4.6%, 5/15/2028	3,550,000	3,510,644
Outfront Media Capital LLC, 144A, 4.25%, 1/15/2029	380,000	319,337
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	1,080,000	966,867
Sprint LLC, 7.625%, 3/1/2026	1,410,000	1,464,671
Tencent Holdings Ltd., 144A, 1.81%, 1/26/2026	3,000,000	2,731,481
Tencent Music Entertainment Group, 1.375%, 9/3/2025	1,000,000	907,405
T-Mobile U.S.A., Inc.:
2.625%, 4/15/2026	1,350,000	1,251,108
3.5%, 4/15/2025	6,655,000	6,398,360
		36,532,342
Consumer Discretionary 5.6%
7-Eleven, Inc., 144A, 0.8%, 2/10/2024	1,934,000	1,874,443
Aptiv PLC, 2.396%, 2/18/2025	2,770,000	2,628,708
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025	1,010,000	1,021,942
Clarios Global LP, 144A, 6.25%, 5/15/2026	1,409,000	1,399,926
Daimler Truck Finance North America LLC, 144A, 5.15%, 1/16/2026	1,600,000	1,592,514
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025	1,360,000	1,264,629
6.95%, 3/6/2026	750,000	753,974
General Motors Financial Co., Inc.:
2.9%, 2/26/2025	4,000,000	3,795,327
3.5%, 11/7/2024	1,300,000	1,256,650
5.4%, 4/6/2026	1,340,000	1,324,666
Hasbro, Inc., 3.0%, 11/19/2024	5,383,000	5,172,089
Hyundai Capital America:
144A, 1.0%, 9/17/2024	5,000,000	4,702,057
144A, 1.25%, 9/18/2023	4,685,000	4,640,394
144A, 5.5%, 3/30/2026	5,000,000	4,954,866
KFC Holding Co., 144A, 4.75%, 6/1/2027	300,000	289,566
Kia Corp., 144A, 1.0%, 4/16/2024	1,130,000	1,087,425
Kronos Acquisition Holdings, Inc., 144A, 5.0%, 12/31/2026	340,000	311,100
Las Vegas Sands Corp., 3.2%, 8/8/2024	1,660,000	1,607,822
LKQ Corp., 144A, 5.75%, 6/15/2028	4,000,000	3,986,989

Mattel, Inc., 144A, 3.375%, 4/1/2026	495,000	455,498
Newell Brands, Inc., 6.375%, 9/15/2027	1,090,000	1,043,792
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	490,000	461,825
Royal Caribbean Cruises Ltd.:
144A, 5.5%, 8/31/2026	2,450,000	2,322,874
144A, 9.25%, 1/15/2029	930,000	990,833
144A, 11.5%, 6/1/2025	212,000	224,932
Sands China Ltd., 5.625%, 8/8/2025	1,040,000	1,014,642
Stellantis Finance U.S., Inc., 144A, 1.711%, 1/29/2027	1,140,000	998,911
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025	1,220,000	1,221,458
Warnermedia Holdings, Inc., 3.428%, 3/15/2024	1,720,000	1,688,725
Wynn Macau Ltd., 144A, 5.5%, 1/15/2026	1,625,000	1,509,219
		55,597,796
Consumer Staples 1.6%
Bacardi Ltd., 144A, 5.25%, 1/15/2029	1,690,000	1,675,384
Constellation Brands, Inc., 5.0%, 2/2/2026	1,610,000	1,603,975
Coty, Inc., 144A, 5.0%, 4/15/2026	1,135,000	1,087,692
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/2025	4,000,000	3,821,808
JBS U.S.A. Lux SA:
144A, 2.5%, 1/15/2027	960,000	841,056
144A, 5.125%, 2/1/2028	3,850,000	3,697,032
JDE Peet's NV, 144A, 0.8%, 9/24/2024	1,730,000	1,622,380
Philip Morris International, Inc., 5.125%, 11/17/2027	1,980,000	1,986,059
		16,335,386
Energy 5.1%
Antero Midstream Partners LP, 144A, 7.875%, 5/15/2026	2,000,000	2,028,362
Antero Resources Corp., 144A, 7.625%, 2/1/2029	521,000	528,614
Apache Corp., 4.375%, 10/15/2028	2,000,000	1,826,620
Blue Racer Midstream LLC, 144A, 7.625%, 12/15/2025	735,000	742,998
Boardwalk Pipelines LP, 4.95%, 12/15/2024	500,000	491,844
Canadian Natural Resources Ltd.:
3.8%, 4/15/2024	750,000	737,745
3.9%, 2/1/2025	2,500,000	2,416,656
Civitas Resources, Inc., 144A, 8.375%, 7/1/2028	330,000	333,729
CNX Resources Corp., 144A, 7.25%, 3/14/2027	1,010,000	999,485
Ecopetrol SA, 8.625%, 1/19/2029 (b)	3,000,000	3,006,900
Endeavor Energy Resources LP, 144A, 5.75%, 1/30/2028	1,095,000	1,071,107
Energy Transfer LP:
4.05%, 3/15/2025	750,000	728,930
4.2%, 4/15/2027	4,497,000	4,293,737
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	850,000	842,725
Hess Midstream Operations LP, 144A, 5.625%, 2/15/2026	1,500,000	1,475,625
Indian Oil Corp. Ltd., REG S, 5.75%, 8/1/2023	2,000,000	1,998,917
MarkWest Energy Partners LP, 4.875%, 6/1/2025	2,500,000	2,433,298
MPLX LP, 4.875%, 12/1/2024	2,000,000	1,971,116
ONEOK Partners LP, 4.9%, 3/15/2025	1,000,000	983,144
ONEOK, Inc., 2.75%, 9/1/2024	4,604,000	4,449,100
Petroleos Mexicanos:
4.625%, 9/21/2023	1,000,000	990,650
4.875%, 1/18/2024	1,000,000	982,756
Plains All American Pipeline LP:
3.6%, 11/1/2024	2,022,000	1,956,335
3.85%, 10/15/2023	4,000,000	3,977,858
Range Resources Corp., 4.875%, 5/15/2025	1,020,000	999,658
SA Global Sukuk Ltd., 144A, 0.946%, 6/17/2024	1,220,000	1,160,891
Saudi Arabian Oil Co., 144A, 1.25%, 11/24/2023	888,000	870,473

Targa Resources Corp., 5.2%, 7/1/2027	5,000,000	4,908,910
Venture Global LNG, Inc., 144A, 8.125%, 6/1/2028	960,000	975,009
Williams Companies, Inc., 4.55%, 6/24/2024	1,300,000	1,282,398
		51,465,590
Financials 22.3%
AerCap Ireland Capital DAC:
1.75%, 1/30/2026	7,000,000	6,283,253
2.45%, 10/29/2026	2,110,000	1,884,548
4.875%, 1/16/2024	1,410,000	1,400,092
6.5%, 7/15/2025	1,175,000	1,180,810
Air Lease Corp.:
3.75%, 6/1/2026	2,000,000	1,890,022
Series C, 4.125%, Perpetual (c)	2,000,000	1,299,035
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	5,000,000	4,251,950
4.4%, 9/25/2023	2,534,000	2,521,066
144A, 5.25%, 8/11/2025	2,000,000	1,932,706
Ally Financial, Inc.:
1.45%, 10/2/2023	2,500,000	2,466,427
6.992%, 6/13/2029	3,000,000	2,962,511
7.1%, 11/15/2027 (a)	5,000,000	5,042,920
Avolon Holdings Funding Ltd.:
144A, 2.125%, 2/21/2026	4,000,000	3,555,075
144A, 4.25%, 4/15/2026	1,230,000	1,145,887
144A, 5.125%, 10/1/2023	670,000	667,289
Banco Santander Chile, 144A, 2.7%, 1/10/2025	2,000,000	1,912,495
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 144A, 5.375%, 4/17/2025	1,350,000	1,335,576
Banco Votorantim SA, 144A, 4.375%, 7/29/2025	1,000,000	959,876
Bancolombia SA, 3.0%, 1/29/2025	3,104,000	2,948,718
Bank of America Corp.:
4.0%, 1/22/2025	750,000	729,370
4.2%, 8/26/2024	3,000,000	2,943,743
6.22%, 9/15/2026	3,000,000	3,063,973
Barclays PLC:
1.007%, 12/10/2024	5,000,000	4,874,526
4.375%, Perpetual (c)	3,000,000	2,038,200
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	2,139,000	1,967,876
Blackstone Secured Lending Fund, 3.625%, 1/15/2026	5,385,000	4,952,437
BPCE SA:
144A, 4.875%, 4/1/2026	500,000	478,751
144A, 5.7%, 10/22/2023	2,000,000	1,991,264
Canadian Imperial Bank of Commerce, 3.945%, 8/4/2025	6,000,000	5,801,443
Capital One Financial Corp.:
2.636%, 3/3/2026	10,000,000	9,337,738
4.985%, 7/24/2026	1,940,000	1,880,346
Charles Schwab Corp., 5.643%, 5/19/2029	2,610,000	2,606,868
Citigroup, Inc.:
4.4%, 6/10/2025	7,000,000	6,799,264
5.5%, 9/13/2025	750,000	745,660
Corebridge Financial, Inc., 3.5%, 4/4/2025	2,040,000	1,943,467
Credit Agricole SA, 144A, 5.589%, 7/5/2026 (b)	3,330,000	3,325,131
Danske Bank AS:
144A, 3.244%, 12/20/2025	1,120,000	1,063,240
144A, 3.773%, 3/28/2025	4,000,000	3,909,606
144A, 6.466%, 1/9/2026	3,000,000	2,992,846
Discover Bank, 4.682%, 8/9/2028	2,500,000	2,285,768

Discover Financial Services, 3.95%, 11/6/2024	1,100,000	1,060,015
Goldman Sachs Group, Inc., 0.925%, 10/21/2024	3,780,000	3,716,066
HSBC Holdings PLC:
1.645%, 4/18/2026	2,020,000	1,860,606
4.7%, Perpetual (c)	3,000,000	2,243,734
6.0%, Perpetual (c)	500,000	446,875
7.336%, 11/3/2026	3,000,000	3,088,056
ING Bank NV, 144A, 5.8%, 9/25/2023	1,125,000	1,122,552
Intesa Sanpaolo SpA, 144A, 7.0%, 11/21/2025	1,340,000	1,352,272
JPMorgan Chase & Co.:
2.301%, 10/15/2025	4,000,000	3,811,646
SOFR + 0.58%, 5.671% (d), 6/23/2025	6,000,000	5,977,307
KeyBank NA, 3.4%, 5/20/2026	4,000,000	3,445,727
KeyCorp., 3.878%, 5/23/2025	2,850,000	2,635,509
Lloyds Banking Group PLC:
2.438%, 2/5/2026	2,880,000	2,711,422
4.716%, 8/11/2026	1,440,000	1,399,073
Macquarie Group Ltd.:
144A, 5.108%, 8/9/2026	3,000,000	2,956,300
144A, SOFR + 0.92%, 6.011% (d), 9/23/2027	6,000,000	5,899,987
Mitsubishi UFJ Financial Group, Inc.:
0.962%, 10/11/2025	3,200,000	2,985,696
5.719%, 2/20/2026	7,000,000	6,962,393
Mizuho Financial Group, Inc., 1.241%, 7/10/2024	4,351,000	4,348,323
Morgan Stanley, 0.791%, 1/22/2025	6,000,000	5,814,404
Nasdaq, Inc., 5.65%, 6/28/2025	660,000	661,906
Natwest Group PLC, 5.847%, 3/2/2027	1,200,000	1,186,855
Nomura Holdings, Inc.:
2.648%, 1/16/2025	2,495,000	2,361,993
5.099%, 7/3/2025	3,000,000	2,944,154
PRA Group, Inc., 144A, 7.375%, 9/1/2025	1,010,000	960,116
Rocket Mortgage LLC:
144A, 2.875%, 10/15/2026	1,125,000	995,625
144A, 3.625%, 3/1/2029	1,180,000	991,752
SNB Funding Ltd., REG S, 2.75%, 10/2/2024	1,000,000	962,500
Societe Generale SA:
144A, 2.625%, 1/22/2025	3,705,000	3,481,418
144A, 4.25%, 9/14/2023	2,980,000	2,965,767
Standard Chartered PLC:
144A, 1.214%, 3/23/2025	1,180,000	1,132,565
144A, 1.822%, 11/23/2025	1,010,000	944,322
144A, 4.75%, Perpetual (c)	635,000	463,645
144A, 6.17%, 1/9/2027	2,120,000	2,117,846
144A, 7.776%, 11/16/2025	1,560,000	1,595,607
Sumitomo Mitsui Financial Group, Inc., 3.784%, 3/9/2026	5,000,000	4,779,036
Synchrony Bank, 5.4%, 8/22/2025	1,000,000	956,987
Synchrony Financial:
4.375%, 3/19/2024	180,000	176,483
4.875%, 6/13/2025	5,000,000	4,750,964
Truist Financial Corp.:
4.873%, 1/26/2029	1,720,000	1,653,218
6.047%, 6/8/2027	5,000,000	5,002,076
UBS Group AG:
144A, 2.193%, 6/5/2026	1,390,000	1,274,586
144A, 2.593%, 9/11/2025	1,180,000	1,124,742
144A, 4.49%, 8/5/2025	3,430,000	3,352,384
		222,046,283

Health Care 2.7%
Bayer U.S. Finance II LLC, 144A, 3.875%, 12/15/2023	1,000,000	990,338
Bayer U.S. Finance LLC, 144A, 3.375%, 10/8/2024	1,745,000	1,689,500
CVS Pass-Through Trust, 6.036%, 12/10/2028	755,862	749,634
HCA, Inc.:
144A, 3.125%, 3/15/2027	3,000,000	2,755,014
5.25%, 6/15/2026	1,000,000	989,070
Humana, Inc., 5.7%, 3/13/2026	6,000,000	6,002,876
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	575,000	339,625
Mylan, Inc., 4.2%, 11/29/2023	5,500,000	5,461,138
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	380,000	360,054
Tenet Healthcare Corp., 4.875%, 1/1/2026	1,115,000	1,085,998
Teva Pharmaceutical Finance Netherlands III BV:
4.75%, 5/9/2027	1,105,000	1,022,205
6.0%, 4/15/2024	704,000	699,416
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	4,720,000	4,444,566
		26,589,434
Industrials 4.1%
Albemarle Corp., 4.65%, 6/1/2027	5,000,000	4,869,144
Allied Universal Holdco LLC, 144A, 4.625%, 6/1/2028	945,000	799,914
Block, Inc., 2.75%, 6/1/2026	420,000	382,407
Boeing Co.:
4.875%, 5/1/2025	4,365,000	4,302,970
5.04%, 5/1/2027	5,000,000	4,938,837
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027	1,145,000	1,096,369
Delta Air Lines, Inc.:
2.9%, 10/28/2024	3,000,000	2,879,913
144A, 4.5%, 10/20/2025	433,333	423,882
Fortress Transportation & Infrastructure Investors LLC, 144A, 6.5%, 10/1/2025	734,000	723,110
GFL Environmental, Inc., 144A, 5.125%, 12/15/2026	1,045,000	1,008,203
Global Payments, Inc.:
2.15%, 1/15/2027	2,200,000	1,955,474
4.95%, 8/15/2027	910,000	886,647
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	325,000	307,625
Hillenbrand, Inc., 5.75%, 6/15/2025	1,120,000	1,109,360
Howmet Aerospace, Inc., 6.875%, 5/1/2025	1,870,000	1,899,735
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	255,000	229,500
Marriott International, Inc.:
4.9%, 4/15/2029	1,560,000	1,517,789
5.0%, 10/15/2027	1,910,000	1,894,992
Penske Truck Leasing Co.:
144A, 4.0%, 7/15/2025	2,550,000	2,439,191
144A, 4.4%, 7/1/2027	2,440,000	2,303,003
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,232,000	1,221,839
Silgan Holdings, Inc., 144A, 1.4%, 4/1/2026	2,727,000	2,409,179
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	1,070,000	1,078,009
WESCO Distribution, Inc., 144A, 7.125%, 6/15/2025	375,000	378,951
		41,056,043
Information Technology 2.7%
Broadcom, Inc., 4.11%, 9/15/2028	2,261,000	2,136,166
CDW LLC, 4.125%, 5/1/2025	560,000	539,258
Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	1,580,000	1,400,584
Dell International LLC, 5.25%, 2/1/2028	2,060,000	2,055,728
DXC Technology Co., 1.8%, 9/15/2026	5,305,000	4,610,744
Fidelity National Information Services, Inc., 4.5%, 7/15/2025	2,020,000	1,974,694

Fiserv, Inc., 5.45%, 3/2/2028	1,710,000	1,718,349
Microchip Technology, Inc.:
0.972%, 2/15/2024	5,000,000	4,844,244
0.983%, 9/1/2024	1,570,000	1,482,977
4.25%, 9/1/2025	170,000	164,690
NXP BV:
2.7%, 5/1/2025	190,000	180,073
4.4%, 6/1/2027	1,380,000	1,334,032
Open Text Corp., 144A, 6.9%, 12/1/2027	1,170,000	1,191,095
Oracle Corp., 4.5%, 5/6/2028	1,150,000	1,118,896
Qorvo, Inc., 144A, 1.75%, 12/15/2024	2,500,000	2,324,619
		27,076,149
Materials 3.1%
Berry Global, Inc., 1.65%, 1/15/2027	3,400,000	2,932,852
Celanese U.S. Holdings LLC:
3.5%, 5/8/2024	720,000	704,633
5.9%, 7/5/2024	8,090,000	8,072,803
Chemours Co., 5.375%, 5/15/2027 (a)	1,190,000	1,120,978
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027 (a)	1,060,000	1,034,532
First Quantum Minerals Ltd., 144A, 6.875%, 3/1/2026	1,715,000	1,688,251
Glencore Funding LLC, 144A, 4.125%, 3/12/2024	3,480,000	3,437,995
Hudbay Minerals, Inc., 144A, 4.5%, 4/1/2026	370,000	344,522
Indonesia Asahan Aluminium Persero PT:
144A, 4.75%, 5/15/2025	1,500,000	1,460,280
REG S, 4.75%, 5/15/2025	500,000	486,760
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,419,000	2,368,951
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,260,000	1,230,995
Novelis Corp., 144A, 3.25%, 11/15/2026	1,180,000	1,068,098
Nucor Corp., 2.0%, 6/1/2025	630,000	589,114
Olin Corp., 5.125%, 9/15/2027	1,045,000	996,542
POSCO, 144A, 4.0%, 8/1/2023	2,000,000	1,997,299
Tronox, Inc., 144A, 4.625%, 3/15/2029	1,230,000	1,022,171
		30,556,776
Real Estate 3.2%
American Tower Corp.:
(REIT), 2.4%, 3/15/2025	2,000,000	1,883,107
(REIT), 2.95%, 1/15/2025	4,000,000	3,825,412
Digital Realty Trust LP, (REIT), 5.55%, 1/15/2028	2,030,000	2,000,011
Equinix, Inc.:
(REIT), 1.0%, 9/15/2025	4,500,000	4,062,572
(REIT), 1.25%, 7/15/2025	517,000	471,574
Office Properties Income Trust, (REIT), 2.65%, 6/15/2026	1,330,000	980,157
Omega Healthcare Investors, Inc., (REIT), 5.25%, 1/15/2026	5,500,000	5,295,503
Realty Income Corp., 5.05%, 1/13/2026	2,590,000	2,567,156
RLJ Lodging Trust LP, 144A, (REIT), 3.75%, 7/1/2026	230,000	211,025
Starwood Property Trust, Inc., 144A, (REIT), 3.625%, 7/15/2026	1,000,000	860,271
Trust Fibra Uno:
144A, (REIT), 5.25%, 12/15/2024	1,000,000	977,400
REG S, (REIT), 5.25%, 12/15/2024	991,000	968,603
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,737,180
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	2,140,000	2,044,774
144A, (REIT), 4.625%, 6/15/2025	3,462,000	3,345,141
		32,229,886

Utilities 4.1%
American Electric Power Co., Inc., 5.699%, 8/15/2025	4,290,000	4,261,000
Calpine Corp., 144A, 5.25%, 6/1/2026	663,000	640,259
CenterPoint Energy, Inc., SOFR + 0.65%, 5.739% (d), 5/13/2024	3,260,000	3,256,632
Dominion Energy, Inc., 3.071%, 8/15/2024	2,106,000	2,033,979
Duke Energy Ohio, Inc., 6.9%, 6/1/2025	1,000,000	1,017,050
Evergy, Inc., 2.45%, 9/15/2024	1,818,000	1,741,512
Korea East-West Power Co., Ltd., 144A, 1.75%, 5/6/2025	940,000	875,912
NextEra Energy Capital Holdings, Inc.:
SOFR + 0.4%, 5.481% (d), 11/3/2023	7,000,000	6,998,852
6.051%, 3/1/2025	1,430,000	1,435,377
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	855,000	836,219
NiSource, Inc., 5.25%, 3/30/2028	730,000	729,423
NRG Energy, Inc.:
144A, 3.75%, 6/15/2024	5,141,000	4,968,052
5.75%, 1/15/2028	1,075,000	1,018,724
Pacific Gas and Electric Co., 1.7%, 11/15/2023	1,630,000	1,601,996
Southern California Edison Co., Series E, 3.7%, 8/1/2025	800,000	770,087
Vistra Operations Co. LLC, 144A, 3.55%, 7/15/2024	8,662,000	8,365,816
		40,550,890
Total Corporate Bonds (Cost $603,738,538)		580,036,575

Mortgage-Backed Securities Pass-Throughs 2.0%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	82,573	79,242
4.5%, 7/1/2053 (b)	10,000,000	9,612,010
5.5%, 7/1/2053 (b)	10,000,000	9,950,870
Government National Mortgage Association:
6.0%, with various maturities from 9/15/2023 until 1/15/2039	18,983	19,759
7.0%, 6/20/2038	1,815	1,965
Total Mortgage-Backed Securities Pass-Throughs (Cost $19,732,715)		19,663,846

Asset-Backed 15.5%
Automobile Receivables 5.4%
AmeriCredit Automobile Receivables Trust, “C”, Series 2020-2, 1.48%, 2/18/2026	1,110,000	1,070,008
Avis Budget Rental Car Funding AESOP LLC, “B”, Series 2020-2A, 144A, 2.96%, 2/20/2027	1,000,000	919,354
Canadian Pacer Auto Receivables Trust, “C”, Series 2020-1A, 144A, 2.49%, 5/19/2026	1,125,000	1,108,651
CarMax Auto Owner Trust:
“C”, Series 2020-3, 1.69%, 4/15/2026	750,000	718,347
“C”, Series 2023-2, 5.57%, 11/15/2028	1,000,000	985,049
Carvana Auto Receivables Trust:
“A3”, Series 2022-P2, 4.13%, 4/12/2027	1,500,000	1,458,832
“B”, Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,291,436
Chase Auto Owner Trust, “C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,008,353
CPS Auto Receivables Trust:
“C”, Series 2022-A, 144A, 2.17%, 4/16/2029	1,667,000	1,572,477
“C”, Series 2022-B, 144A, 4.33%, 8/15/2028	2,000,000	1,927,927
“B”, Series 2022-C, 144A, 4.88%, 4/15/2030	420,000	413,007
“E”, Series 2019-B, 144A, 5.0%, 3/17/2025	1,203,428	1,196,953
“E”, Series 2019-A, 144A, 5.81%, 3/16/2026	1,686,843	1,686,146
“E”, Series 2018-D, 144A, 5.82%, 6/16/2025	1,526,880	1,525,629
“E”, Series 2020-B, 144A, 7.38%, 6/15/2027	2,900,000	2,904,695
Exeter Automobile Receivables Trust, “D”, Series 2020-2A, 144A, 4.73%, 4/15/2026	2,312,834	2,297,336

Flagship Credit Auto Trust:
“C”, Series 2021-1, 144A, 0.91%, 3/15/2027	700,000	663,444
“C”, Series 2020-4, 144A, 1.28%, 2/16/2027	763,000	734,124
“C”, Series 2020-3, 144A, 1.73%, 9/15/2026	2,150,000	2,074,556
“C”, Series 2020-2, 144A, 3.8%, 4/15/2026	154,193	153,646
“E”, Series 2019-3, 144A, 3.84%, 12/15/2026	3,000,000	2,793,517
Ford Credit Auto Owner Trust, “C”, Series 2021-2, 144A, 2.11%, 5/15/2034	1,458,000	1,262,170
GLS Auto Receivables Trust, “B”, Series 2022-2A, 144A, 4.7%, 9/15/2026	1,586,000	1,555,038
GMF Floorplan Owner Revolving Trust, “C”, Series 2020-2, 144A, 1.31%, 10/15/2025	700,000	689,168
Hertz Vehicle Financing III LLC:
“C”, Series 2022-1A, 144A, 2.63%, 6/25/2026	500,000	457,510
“C”, Series 2022-3A, 144A, 4.35%, 3/25/2025	500,000	492,002
“D”, Series 2022-3A, 144A, 6.31%, 3/25/2025	1,315,000	1,292,201
Hertz Vehicle Financing LLC:
“B”, Series 2021-1A, 144A, 1.56%, 12/26/2025	2,000,000	1,870,090
“C”, Series 2021-1A, 144A, 2.05%, 12/26/2025	3,500,000	3,253,796
JPMorgan Chase Bank NA:
“B”, Series 2021-3, 144A, 0.76%, 2/26/2029	272,495	259,475
“C”, Series 2021-3, 144A, 0.86%, 2/26/2029	1,017,315	967,306
“D”, Series 2021-3, 144A, 1.009%, 2/26/2029	145,331	137,528
“C”, Series 2021-1, 144A, 1.024%, 9/25/2028	375,803	364,413
“D”, Series 2021-2, 144A, 1.138%, 12/26/2028	352,247	340,208
“D”, Series 2021-1, 144A, 1.174%, 9/25/2028	592,174	573,942
“D”, Series 2020-2, 144A, 1.487%, 2/25/2028	87,905	86,565
“E”, 2021-3, 144A, 2.102%, 2/26/2029	363,327	343,141
“E”, Series 2021-2, 144A, 2.28%, 12/26/2028	242,690	235,657
“E”, Series 2021-1, 144A, 2.365%, 9/25/2028	150,777	146,726
“E”, Series 2020-2, 144A, 3.072%, 2/25/2028	144,937	143,328
“E”, Series 2020-1, 144A, 3.715%, 1/25/2028	117,096	116,650
“F”, Series 2020-2, 144A, 5.763%, 2/25/2028	550,000	544,801
OneMain Direct Auto Receivables Trust, “A1”, Series 2022-1A, 144A, 4.65%, 3/14/2029	1,565,000	1,524,520
PenFed Auto Receivables Owner Trust:
“B”, Series 2022-A, 144A, 4.6%, 12/15/2028	650,000	629,803
“C”, Series 2022-A, 144A, 4.83%, 12/15/2028	600,000	578,850
Santander Bank Auto Credit Linked Notes, “B”, Series 2022-A, 144A, 5.281%, 5/15/2032	1,275,936	1,254,766
Santander Bank NA:
“B”, Series 2021-1A, 144A, 1.833%, 12/15/2031	357,699	345,903
“C”, Series 2021-1A, 144A, 3.268%, 12/15/2031	241,447	233,384
Santander Consumer Auto Receivables Trust:
“B”, Series 2021-BA, 144A, 1.45%, 10/16/2028	82,921	81,706
“C”, Series 2021-CA, 144A, 2.97%, 6/15/2028	363,553	349,396
“C”, Series 2021-BA, 144A, 3.09%, 3/15/2029	1,000,000	948,579
Santander Drive Auto Receivables Trust:
“C”, Series 2020-4, 1.01%, 1/15/2026	175,286	174,590
“C”, Series 2022-1, 2.56%, 4/17/2028	800,000	764,064
“C”, Series 2022-5, 4.74%, 10/16/2028	875,000	847,305
Westlake Automobile Receivables Trust, “C”, Series 2022-3A, 144A, 6.44%, 12/15/2027	2,500,000	2,494,545
		53,862,613
Credit Card Receivables 1.2%
Brex, Inc., “A”, Series 2022-1, 144A, 4.63%, 7/15/2025	2,000,000	1,946,989
Continental Finance Credit Card ABS Master Trust:
“A”, Series 2021-A, 144A, 2.55%, 12/17/2029	3,000,000	2,754,572
“A”, Series 2022-A, 144A, 6.19%, 10/15/2030	2,000,000	1,919,104
Genesis Sales Finance Master Trust, “A”, Series 2021-AA, 144A, 1.2%, 12/21/2026	1,750,000	1,648,360

Master Credit Card Trust II, “C”, Series 2022-1A, 144A, 2.27%, 7/21/2026	875,000	812,969
Mercury Financial Credit Card Master Trust, “A”, Series 2022-1A, 144A, 2.5%, 9/21/2026	2,500,000	2,361,688
		11,443,682
Home Equity Loans 0.3%
BRAVO Residential Funding Trust, “A1”, Series 2021-HE1, 144A, 30-day average SOFR + 0.75%, 5.817% (d), 1/25/2070	1,201,350	1,189,879
NovaStar Mortgage Funding Trust, “M3”, Series 2004-3, 1-month USD-LIBOR + 1.05%, 6.2% (d), 12/25/2034	395,501	335,051
People's Choice Home Loan Securities Trust, “A3”, Series 2004-1, 1-month USD- LIBOR + 1.04%, 6.19% (d), 6/25/2034	1,508,945	1,406,231
Renaissance Home Equity Loan Trust:
“AF1”, Series 2006-4, 5.545%, 1/25/2037	57,029	20,377
“AF1”, Series 2007-2, 5.893%, 6/25/2037	340,249	99,998
Southern Pacific Secured Assets Corp., “A8”, Series 1998-2, 6.37%, 7/25/2029	81	79
		3,051,615
Miscellaneous 8.6%
American Homes 4 Rent Trust:
“D”, Series 2015-SFR1, 144A, 4.407%, 4/17/2052	367,000	353,634
“C”, Series 2014-SFR3, 144A, 4.596%, 12/17/2036	1,400,000	1,361,772
Apidos CLO XXXII, “A2”, Series 2019-32A, 144A, 3-month USD-LIBOR + 1.65%, 6.9% (d), 1/20/2033	2,500,000	2,461,322
Applebee's Funding LLC, “A2”, Series 2023-1A, 144A, 7.824%, 3/5/2053	2,750,000	2,705,574
Atrium XIV LLC, “B”, Series 14A, 144A, 3-month USD-LIBOR + 1.7%, 6.96% (d), 8/23/2030	4,250,000	4,184,979
Babson CLO Ltd., “A2R”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.45%, 6.723% (d), 7/23/2030	1,500,000	1,470,500
Ballyrock CLO Ltd., “BR”, Series 2020-2A, 144A, 3-month USD-LIBOR + 1.95%, 7.2% (d), 10/20/2031	7,500,000	7,266,720
Battalion CLO XV Ltd., “B”, Series 2020-15A, 144A, 3-month USD-LIBOR + 1.7%, 6.96% (d), 1/17/2033	5,000,000	4,804,130
Carlyle Global Market Strategies CLO Ltd., “BR2”, Series 2014-1A, 144A, 3-month USD-LIBOR + 1.4%, 6.66% (d), 4/17/2031	4,000,000	3,876,760
CF Hippolyta Issuer LLC:
“B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,920,645	2,471,440
“B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	3,747,717	3,347,190
Countrywide Home Equity Loan Trust, “2A”, Series 2006-I, 1-month USD-LIBOR + 0.14%, 5.333% (d), 1/15/2037	602,231	541,669
Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 3.044%, 12/25/2036	1,778,508	1,405,615
DB Master Finance LLC, “A2II”, Series 2019-1A, 144A, 4.021%, 5/20/2049	2,406,250	2,243,138
Domino's Pizza Master Issuer LLC:
“A2”, Series 2019-1A, 144A, 3.668%, 10/25/2049	1,935,000	1,690,764
“A2I”, Series 2018-1A, 144A, 4.116%, 7/25/2048	955,000	904,420
Dryden 50 Senior Loan Fund, “B”, Series 2017-50A, 144A, 3-month USD-LIBOR + 1.65%, 6.91% (d), 7/15/2030	500,000	488,808
FirstKey Homes Trust, “B”, Series 2022-SFR1, 144A, 4.493%, 5/17/2039	1,000,000	940,267
Flatiron CLO Ltd., “B”, Series 2018-1A, 144A, 3-month term SOFR + 1.61%, 6.598% (d), 4/17/2031	2,500,000	2,425,450
Hilton Grand Vacations Trust:
“A”, Series 2019-AA, 144A, 2.34%, 7/25/2033	281,498	262,394
“B”, Series 2017-AA, 144A, 2.96%, 12/26/2028	165,322	162,752
Hotwire Funding LLC, “A2”, Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,110,887
Jersey Mike's Funding, “A2I”, Series 2021-1A, 144A, 2.891%, 2/15/2052	1,990,000	1,726,779
LCM XVI LP, “BR2”, Series 16A, 144A, 3-month USD-LIBOR + 1.75%, 7.01% (d), 10/15/2031	2,120,000	2,054,850
Mosaic Solar Loan Trust, “C”, Series 2022-2A, 144A, 5.95%, 1/21/2053	2,220,000	1,966,819

MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	227,612	204,061
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	160,788	146,659
“B”, Series 2019-2A, 144A, 2.44%, 10/20/2038	451,047	415,499
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	437,343	406,265
MVW Owner Trust:
“A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	852,937	810,145
“B”, Series 2023-1A, 144A, 5.42%, 10/20/2040	1,931,704	1,888,244
Neuberger Berman CLO XVIII Ltd., “A2R2”, Series 2014-18A, 144A, 3-month USD- LIBOR + 1.7%, 6.961% (d), 10/21/2030	1,800,000	1,755,277
Neuberger Berman Loan Advisers CLO Ltd., “A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.4%, 6.665% (d), 10/19/2031	2,000,000	1,954,228
New Economy Assets Phase 1 Sponsor LLC, “B1”, Series 2021-1, 144A, 2.41%, 10/20/2061	1,125,000	936,827
NRZ Excess Spread-Collateralized Notes:
“A”, Series 2021-FHT1, 144A, 3.104%, 7/25/2026	852,865	759,224
“A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	2,324,000	2,091,146
“A”, Series 2020-PLS1, 144A, 3.844%, 12/25/2025	516,580	479,576
Progress Residential Trust, “E”, Series 2020-SFR2, 144A, 5.115%, 6/17/2037	500,000	482,447
Regatta XVIII Funding Ltd., “B”, Series 2021-1A, 144A, 3-month USD-LIBOR + 1.45%, 6.71% (d), 1/15/2034	3,000,000	2,905,776
RR 17 Ltd., “B”, Series 2021-17A, 144A, 3-month USD-LIBOR + 1.9%, 7.16% (d), 7/15/2034	7,000,000	6,641,397
Sierra Timeshare Receivables Funding LLC, “B”, Series 2020-2A, 144A, 2.32%, 7/20/2037	306,509	286,429
Taco Bell Funding LLC, “A2I”, Series 2021-1A, 144A, 1.946%, 8/25/2051	4,432,500	3,810,709
Towd Point Mortgage Trust, “A1”, Series 2019-MH1, 144A, 3.0%, 11/25/2058	276,422	272,648
Venture XXVI CLO Ltd., “BR”, Series 2017-26A, 144A, 3-month USD-LIBOR + 1.7%, 6.95% (d), 1/20/2029	450,000	437,327
Voya CLO Ltd., “A3R”, Series 2016-3A, 144A, 3-month USD-LIBOR + 1.75%, 7.012% (d), 10/18/2031	4,500,000	4,345,254
Zais CLO 13 Ltd., “A1A”, Series 2019-13A, 144A, 3-month USD-LIBOR + 1.49%, 6.75% (d), 7/15/2032	2,500,000	2,466,680
		85,724,451
Total Asset-Backed (Cost $162,292,595)		154,082,361

Commercial Mortgage-Backed Securities 8.6%
20 Times Square Trust, “B”, Series 2018-20TS, 144A, 3.203% (d), 5/15/2035	2,500,000	2,081,250
Atrium Hotel Portfolio Trust, “B”, Series 2018-ATRM, 144A, 1-month USD-LIBOR + 1.43%, 6.873% (d), 6/15/2035	3,500,000	3,341,488
BAMLL Commercial Mortgage Securities Trust:
“B”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.15%, 6.344% (d), 9/15/2034	3,500,000	3,470,487
“C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.35%, 6.544% (d), 9/15/2034	1,000,000	988,282
BF Mortgage Trust, “B”, Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.4%, 6.593% (d), 12/15/2035	500,000	439,447
BFLD TRUST, “B”, Series 2019-DPLO, 144A, 30-day average SOFR + 1.454%, 6.601% (d), 10/15/2034	1,500,000	1,480,367
BHMS Mortgage Trust, “A”, Series 2018-ATLS, 144A, 1-month USD-LIBOR + 1.25%, 6.443% (d), 7/15/2035	2,500,000	2,437,288
BPR Trust:
“B”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.15%, 6.343% (d), 9/15/2038	506,000	470,318
“C”, Series 2021-TY, 144A, 1-month USD-LIBOR + 1.7%, 6.893% (d), 9/15/2038	340,000	314,852
“C”, Series 2021-KEN, 144A, 30-day average SOFR + 2.664%, 7.811% (d), 2/15/2029	1,431,100	1,398,150

BX Commercial Mortgage Trust:
“B”, Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.3%, 6.493% (d), 4/15/2034	3,500,000	3,431,035
“D”, Series 2020-VKNG, 144A, 30-day average SOFR + 1.814%, 6.961% (d), 10/15/2037	1,176,000	1,136,833
BX Trust, “D”, Series 2021-ARIA, 144A, 1-month USD-LIBOR + 1.895%, 7.088% (d), 10/15/2036	1,725,000	1,647,096
BXP Trust:
“A”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 0.85%, 6.043% (d), 11/15/2034	500,000	483,493
“B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.1%, 6.293% (d), 11/15/2034	3,960,000	3,737,945
Citigroup Commercial Mortgage Trust, “A3”, Series 2016-C2, 2.575%, 8/10/2049	1,932,266	1,763,683
Cold Storage Trust, “D”, Series 2020-ICE5, 144A, 1-month USD-LIBOR + 2.1%, 7.293% (d), 11/15/2037	4,914,953	4,817,679
COMM Mortgage Trust:
“B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	1,312,604	1,158,373
“B”, Series 2013-CR10, 144A, 5.021% (d), 8/10/2046	2,793,802	2,740,719
Credit Suisse Mortgage Trust:
“C”, Series 2020-NET, 144A, 3.526%, 8/15/2037	1,000,000	876,673
“B”, Series 2020-FACT, 144A, 1-month USD-LIBOR + 2.0%, 7.193% (d), 10/15/2037	2,756,000	2,611,301
“A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.5%, 8.693% (d), 12/15/2035	1,500,000	1,496,772
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	1,000,000	901,356
DBGS Mortgage Trust, “B”, Series 2018-5BP, 144A, 1-month USD-LIBOR + 0.98%, 6.223% (d), 6/15/2033	2,500,000	2,235,936
DBWF Mortgage Trust, “C”, Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.85%, 6.996% (d), 12/19/2030	250,000	244,343
FHLMC Multifamily Structured Pass-Through Certificates:
“X1P”, Series KL05, Interest Only, 1.024% (d), 6/25/2029	17,800,000	810,347
“X1”, Series K058, Interest Only, 1.04% (d), 8/25/2026	22,344,450	523,043
Fontainebleau Miami Beach Trust, “D”, Series 2019 -FBLU, 144A, 4.095% (d), 12/10/2036	5,000,000	4,725,437
Freddie Mac Multifamily Structured Credit Risk:
“M1”, Series 2021-MN1, 144A, 30-day average SOFR + 2.0%, 7.067% (d), 1/25/2051	598,564	573,692
“M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 8.817% (d), 1/25/2051	1,808,000	1,628,427
GS Mortgage Securities Corp. Trust, “B”, 2021-IP, 144A, 1-month USD-LIBOR + 1.15%, 6.343% (d), 10/15/2036	3,000,000	2,773,422
GS Mortgage Securities Trust, “AS”, Series 2013-GC13, 144A, 4.119% (d), 7/10/2046	1,000,000	956,933
GSCG Trust, “C”, Series 2019-600C, 144A, 3.462%, 9/6/2034	1,000,000	801,828
Hospitality Mortgage Trust, “B”, Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.35%, 6.543% (d), 11/15/2036	3,239,426	3,182,195
JPMDB Commercial Mortgage Securities Trust, “AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	872,663
JPMorgan Chase Commercial Mortgage Securities Trust, “A”, Series 2018-PHH, 144A, 1-month USD-LIBOR + 1.21%, 6.403% (d), 6/15/2035	4,312,431	3,997,960
KKR Industrial Portfolio Trust, “E”, Series 2021-KDIP, 144A, 30-day average SOFR + 1.664%, 6.811% (d), 12/15/2037	468,750	450,495
Morgan Stanley Capital I Trust, “B”, Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.2%, 6.393% (d), 7/15/2035	1,568,800	1,545,066
MRCD Mortgage Trust, “C”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	4,437,725
Natixis Commercial Mortgage Securities Trust, “C”, Series 2018-285M, 144A, 3.917% (d), 11/15/2032	2,000,000	1,657,251
One New York Plaza Trust:
“AJ”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.25%, 6.443% (d), 1/15/2036	2,378,000	2,217,108
“B”, Series 2020-1NYP, 144A, 1-month USD-LIBOR + 1.5%, 6.693% (d), 1/15/2036	1,166,000	1,061,802

PKHL Commercial Mortgage Trust, “D”, Series 2021-MF, 144A, 1-month USD-LIBOR + 2.0%, 7.194% (d), 7/15/2038	2,362,000	2,128,802
Starwood Mortgage Trust, “B”, Series 2021-LIH, 144A, 1-month USD-LIBOR + 1.656%, 6.849% (d), 11/15/2036	500,000	488,318
UBS Commercial Mortgage Trust:
“XA”, Series 2017-C7, Interest Only, 1.156% (d), 12/15/2050	25,127,972	834,321
“XA”, Series 2017-C1, Interest Only, 1.686% (d), 6/15/2050	18,638,562	834,296
Wells Fargo Commercial Mortgage Trust:
“A”, Series 2019-JWDR, 144A, 2.584% (d), 9/15/2031	200,000	177,634
“A2”, Series 2016-C34, 2.603%, 6/15/2049	97,325	95,233
“ASB”, Series 2015-C31, 3.487%, 11/15/2048	95,298	92,056
“C”, Series 2021-SAVE, 144A, 1-month USD-LIBOR + 1.8%, 6.993% (d), 2/15/2040	2,330,732	2,117,110
“D”, Series 2021-SAVE, 144A, 1-month USD-LIBOR + 2.5%, 7.693% (d), 2/15/2040	909,022	799,939
WFRBS Commercial Mortgage Trust, “AS”, Series 2014-C24, 3.931%, 11/15/2047	240,000	227,432
Total Commercial Mortgage-Backed Securities (Cost $91,821,252)		85,715,701

Collateralized Mortgage Obligations 5.8%
Angel Oak Mortgage Trust, “A1”, Series 2020-1, 144A, 0.909%, 1/25/2066	540,009	443,402
Banc of America Mortgage Securities, Inc.:
“2A8”, Series 2003-J, 3.89% (d), 11/25/2033	116,056	104,543
“2A3”, Series 2005-J, 3.902% (d), 11/25/2035	61,872	54,782
“A15”, Series 2006-2, 6.0%, 7/25/2046	6,097	5,161
Barclays Mortgage Loan Trust, “A2”, Series 2021-NQM1, 144A, 1.984%, 9/25/2051	1,305,283	1,085,875
Bear Stearns Adjustable Rate Mortgage Trust, “5A”, Series 2003-8, 3.836% (d), 1/25/2034	239,970	203,807
Chase Mortgage Finance Corp.:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.35%, 6.417% (d), 2/25/2050	2,063,681	1,810,299
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 6.617% (d), 2/25/2050	1,075,456	927,894
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257%, 12/25/2064	369,874	315,063
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	251,575	213,827
“A2”, Series 2021-1, 144A, 1.167%, 6/25/2066	857,950	682,287
“A3”, Series 2021-2, 144A, 1.335%, 8/25/2066	1,972,583	1,507,622
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	832,243	668,865
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30-day average SOFR + 1.65%, 6.717% (d), 12/25/2041	500,000	483,792
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 7.3% (d), 9/25/2031	4,450	4,456
“1M1”, Series 2023-R04, 144A, 30-day average SOFR + 2.3%, 7.367% (d), 5/25/2043	3,454,691	3,470,988
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 7.45% (d), 8/25/2031	3,819	3,819
“1M2”, Series 2022-R04, 144A, 30-day average SOFR + 3.1%, 8.167% (d), 3/25/2042	250,000	252,468
Countrywide Home Loan Mortgage Pass Through Trust, “5A1”, Series 2005-HY10, 3.911% (d), 2/20/2036	13,453	10,502
Credit Suisse First Boston Mortgage Securities Corp., “5A1”, Series 2004-7, 5.0%, 10/25/2019	66,805	63,882
CSMC Trust , “B4”, Series 2013-IVR3, 144A, 3.408% (d), 5/25/2043	1,166,301	837,165
Ellington Financial Mortgage Trust:
“A3”, Series 2021-2, 144A, 1.291%, 6/25/2066	598,771	468,875
“A2”, Series 2021-3, 144A, 1.396%, 9/25/2066	2,463,487	1,884,283
“A3”, Series 2020-2, 144A, 1.64%, 10/25/2065	774,469	688,429
Federal Home Loan Mortgage Corp.:
“AI”, Series 5175, Interest Only, 2.5%, 12/25/2049	4,748,258	555,531
“PK”, Series 1751, 8.0%, 9/15/2024	6,648	6,661

Federal National Mortgage Association:
“NI”, Series 2021-49, Interest Only, 2.5%, 6/25/2051	2,836,358	393,717
“I”, Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,644,010	553,279
“DE”, Series 2014-18, 4.0%, 8/25/2042	269,751	259,667
“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044	1,063,287	113,511
“2”, Series 350, Interest Only, 5.5%, 3/25/2034	47,722	8,251
“1A6”, Series 2007-W8, 6.715% (d), 9/25/2037	304,841	314,243
Fontainebleau Miami Beach Trust, “A”, Series 2019-FBLU, 144A, 3.144%, 12/10/2036	2,000,000	1,892,457
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2021-DNA7, 144A, 30-day average SOFR + 1.8%, 6.867% (d), 11/25/2041	1,200,000	1,156,204
“M2”, Series 2020-DNA6, 144A, 30-day average SOFR + 2.0%, 7.067% (d), 12/25/2050	2,355,879	2,362,485
“M2”, Series 2021-DNA3, 144A, 30-day average SOFR + 2.1%, 7.167% (d), 10/25/2033	500,000	490,445
“M2”, Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.15%, 7.3% (d), 12/25/2030	984,823	994,647
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 7.6% (d), 3/25/2049	380,487	382,390
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 7.8% (d), 1/25/2049	57,809	58,315
“M1B”, Series 2023-DNA2, 144A, 30-day average SOFR + 3.25%, 8.317% (d), 4/25/2043	2,000,000	2,007,484
FWD Securitization Trust, “A1”, Series 2020-INV1, 144A, 2.24%, 1/25/2050	611,310	552,740
GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242%, 5/25/2066	724,372	597,196
Government National Mortgage Association:
“AI”, Series 2021-1, Interest Only, 2.0%, 1/20/2051	8,568,526	1,003,894
“KI”, Series 2020-160, Interest Only, 2.5%, 10/20/2050	4,648,576	529,009
“JI”, Series 2021-121, Interest Only, 2.5%, 7/20/2051	8,778,494	1,114,259
“IT”, Series 2013-82, Interest Only, 3.5%, 5/20/2043	9,227,410	1,272,441
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	129,036	29,827
GS Mortgage-Backed Securities Trust:
“A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	107,944	97,586
“B1”, Series 2020-PJ1, 144A, 3.632% (d), 5/25/2050	5,232,303	4,420,503
Imperial Fund Mortgage Trust:
“A2”, Series 2021-NQM1, 144A, 1.205%, 6/25/2056	1,277,411	1,048,878
“A2”, Series 2021-NQM2, 144A, 1.362%, 9/25/2056	712,461	554,758
“A1”, Series 2022-NQM4, 144A, 4.767%, 6/25/2067	2,308,461	2,202,871
JPMorgan Chase Bank NA:
“M2”, Series 2021-CL1, 144A, 30-day average SOFR + 1.55%, 6.617% (d), 3/25/2051	1,353,041	1,200,660
“M3”, Series 2021-CL1, 144A, 30-day average SOFR + 1.8%, 6.867% (d), 3/25/2051	685,157	607,310
“M1”, Series 2020-CL1, 144A, 1-month USD-LIBOR + 2.25%, 7.4% (d), 10/25/2057	2,499,909	2,452,400
“M4”, Series 2021-CL1, 144A, 30-day average SOFR + 2.75%, 7.817% (d), 3/25/2051	760,006	676,034
JPMorgan Mortgage Trust:
“A5”, Series 2020-LTV2, 144A, 3.0%, 11/25/2050	945,633	846,939
“6A1”, Series 2005-A6, 4.25% (d), 8/25/2035	146,197	141,240
Merrill Lynch Mortgage Investors Trust, “1A”, Series 2004-1, 4.688% (d), 12/25/2034	5,375	5,083
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	246,580	216,219
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	442,321	365,470
Prudential Home Mortgage Securities Co., Inc., “4B”, Series 1994-A, 144A, 6.73%, 4/28/2024	107	105
Residential Accredit Loans, Inc. Trust, “A1”, Series 2003-QS18, 5.0%, 9/25/2018	168	126
Residential Asset Mortgage Products Trust, “A4”, Series 2004-SL4, 7.0%, 7/25/2032	38,772	37,727
Sequoia Mortgage Trust, “B4”, Series 2013-2, 3.632% (d), 2/25/2043	790,292	734,399
STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 7.25% (d), 9/25/2048	365,665	367,493

Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593%, 11/25/2055	415,647	369,932
Towd Point Mortgage Trust:
“M1”, Series 2017-1, 144A, 3.75%, 10/25/2056	2,000,000	1,870,506
“M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,184,910
Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064	392,051	344,531
“A2”, Series 2020-4, 144A, 1.912%, 5/25/2065	524,198	479,294
“A1”, Series 2020-INV1, 144A, 1.977%, 3/25/2060	41,801	40,621
“A1”, Series 2020-2, 144A, 2.226%, 5/25/2060	37,822	36,833
“A1”, Series 2019-INV2, 144A, 2.913%, 7/25/2059	110,246	106,175
“B1”, Series 2021-R3, 144A, 3.066%, 4/25/2064	4,277,000	2,904,808
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9”, Series 2003-S9, 5.25%, 10/25/2033	188,222	178,872
Total Collateralized Mortgage Obligations (Cost $64,434,441)		57,333,022

Government & Agency Obligations 8.9%
Other Government Related (e) 0.3%
Central American Bank for Economic Integration, 144A, 5.0%, 2/9/2026	2,500,000	2,471,491
Korea National Oil Corp., 144A, 3.25%, 7/10/2024	500,000	486,754
Vnesheconombank:
144A, 5.942%, 11/21/2023*	500,000	39,450
144A, 6.025%, 7/5/2022*	1,500,000	94,005
		3,091,700
Sovereign Bonds 0.2%
Abu Dhabi Government International Bond, 144A, 2.5%, 4/16/2025	1,896,000	1,809,728
U.S. Treasury Obligations 8.4%
U.S. Treasury Bills:
4.755% (f), 10/5/2023 (g)	1,150,000	1,134,464
4.858% (f), 10/5/2023 (g)	350,000	345,272
U.S. Treasury Notes:
0.125%, 9/15/2023	5,000,000	4,948,990
0.25%, 5/31/2025	10,000,000	9,151,172
0.375%, 1/31/2026	5,000,000	4,489,063
0.5%, 4/30/2027	12,000,000	10,400,625
0.875%, 9/30/2026	15,000,000	13,420,312
1.625%, 10/31/2026	12,000,000	10,974,375
1.75%, 7/31/2024	20,000,000	19,235,938
2.25%, 11/15/2024	10,000,000	9,603,125
		83,703,336
Total Government & Agency Obligations (Cost $94,832,765)		88,604,764

	Shares	Value ($)

Common Stocks 0.0%
Information Technology
Answers Corp.* (h) (Cost $256,895)	2,220	0

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (i) (j) (Cost $6,011,690)	6,011,690	6,011,690

Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 5.13% (i)	23,289,051	23,289,051
DWS ESG Liquidity Fund "Capital Shares", 5.23% (i)	12,639	12,636
Total Cash Equivalents (Cost $23,301,682)		23,301,687

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,066,422,573)	101.9	1,014,749,646
Other Assets and Liabilities, Net	(1.9)	(18,793,850)
Net Assets	100.0	995,955,796
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 9/30/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (i) (j)
5,138,953	872,737 (k)	—	—	—	90,252	—	6,011,690	6,011,690
Cash Equivalents 2.3%
DWS Central Cash Management Government Fund, 5.13% (i)
18,006,322	295,512,681	290,229,952	—	—	484,584	—	23,289,051	23,289,051
DWS ESG Liquidity Fund "Capital Shares", 5.23% (i)
12,215	420	—	—	1	417	—	12,639	12,636
23,157,490	296,385,838	290,229,952	—	1	575,253	—	29,313,380	29,313,377

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2023 amounted to $5,846,582, which is 0.6% of net assets.

(b)	When-issued security.
(c)	Perpetual, callable security with no stated maturity date.
(d)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At June 30, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
UFJ: United Financial of Japan
LIBOR: London Interbank Offered Rate, a common benchmark rate previously used for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies. As of the end of June 2023, certain remaining widely used US Dollar LIBOR rates that were published for an additional period of time to assist with the transition were also phased out. The transition process from LIBOR to Secure Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate Act in March 2022. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/20/2023	145	16,565,399	16,278,516	(286,883)
5 Year U.S. Treasury Note	USD	9/29/2023	450	49,063,628	48,192,187	(871,441)
Total unrealized depreciation						(1,158,324)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$580,036,575	$—	$580,036,575
Mortgage-Backed Securities Pass-Throughs	—	19,663,846	—	19,663,846
Asset-Backed (a)	—	154,082,361	—	154,082,361
Commercial Mortgage-Backed Securities	—	85,715,701	—	85,715,701
Collateralized Mortgage Obligations	—	57,333,022	—	57,333,022
Government & Agency Obligations (a)	—	88,604,764	—	88,604,764
Common Stocks	—	—	0	0
Short-Term Investments (a)	29,313,377	—	—	29,313,377
Total	$29,313,377	$985,436,269	$—	$1,014,749,646

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,158,324)	$—	$—	$(1,158,324)
Total	$(1,158,324)	$—	$0	$(1,158,324)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Primary Underlying Risk Disclosure	Futures Contracts
Interest Rate Contracts	$(1,158,324)
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSDF-PH3
R-080548-2 (1/25)